Total Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expense	$ 2,618	$ 2,005	$ 2,306
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expense	139	23	161
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expense	2,421	1,972	2,065
Selling Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expense	$ 58	$ 10	$ 80